Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trust Assets [line items]
Foreign exchange rate valuation (gain)	$ (78)	$ 9	$ (3)
Trust Assets | Pension and Retirement Plans
Disclosure Of Trust Assets [line items]
Balance at beginning of year	1,234	1,201	1,122
Actual return on trust assets	50	33	75
Foreign exchange rate valuation (gain)	0	0	4
Benefits paid	4	0	0
Balance at end of year	1,288	1,234	1,201
Trust Assets | Seniority premiums
Disclosure Of Trust Assets [line items]
Balance at beginning of year	133	137	127
Actual return on trust assets	(5)	(4)	10
Balance at end of year	$ 128	$ 133	$ 137